Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGBI-15-02  June 1, 2015
1.790651.118

Supplement to the

Fidelity Advisor® Strategic Real Return Fund

Class A (FSRAX), Class T (FSRTX), Class B (FSBRX), Class C (FCSRX), and Institutional Class (FSIRX)

Classes of shares of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ARRS-ARRSIB-15-01  June 1, 2015
1.832411.122

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ARRSI-15-01  June 1, 2015
1.820980.122

Supplement to the

Fidelity Advisor® Corporate Bond Fund

Class A (FCBAX), Class T (FCBTX), Class C (FCCCX), and Institutional Class (FCBIX)

Classes of shares of Fidelity® Corporate Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	over $100,000	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
ACBD-ACBDIB-15-01  June 1, 2015
1.924865.103

Supplement to the
Fidelity Advisor® Corporate Bond Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ACBDI-15-01  June 1, 2015
1.928684.103

Supplement to the
Fidelity® Defined Maturity Funds
Institutional Class
August 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

On January 14, 2015, the Board of Trustees approved a plan of liquidation for Fidelity Municipal Income 2015 Fund. The fund is expected to liquidate on or about July 10, 2015. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)	None

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 6.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

ADMII-15-02  June 1, 2015
1.929002.104

Supplement to the

Fidelity Advisor® Global Strategies Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity® Global Strategies Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Christopher Sharpe and Ruben Calderon have replaced Andrew Dierdorf and Jurrien Timmer as the co-managers of Fidelity® Global Strategies Fund.

The following information replaces similar information found in the "Trustees and Officers" section on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	over $100,000	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces information found in the "Management Contract" section beginning on page 48.

Christopher Sharpe is lead portfolio manager of Fidelity® Global Strategies Fund and receives compensation for his services. Ruben Calderon is co-manager of Fidelity Global Strategies Fund and receives compensation for his services. As of May 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Global Strategies Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index on which the fund's target asset allocation is based over time. The components of the fund's customized benchmark index and their relative weightings in the fund's neutral mix are 60% MSCI ACWI (All Country World Index) Index (net MA tax), 30% Barclays® U.S. Aggregate Bond Index, and 10% Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ADYS-ADYSIB-15-01  June 1, 2015
1.881202.110

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 8,566	none	$ 2,555
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,447	none	none

* Includes Fidelity Global Strategies Fund ($322 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2014, the dollar range of shares of Fidelity Global Strategies Fund beneficially owned by Mr. Sharpe was $500,001 - $1,000,000.

The following table provides information relating to other accounts managed by Mr. Calderon as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,026	none	$ 44
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global Strategies Fund ($322 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2014, the dollar range of shares of Fidelity Global Strategies Fund beneficially owned by Mr. Calderon was none.

Supplement to the
Fidelity Advisor® Global Strategies Fund
Institutional Class
July 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADYSI-15-01  June 1, 2015
1.883717.111

Supplement to the

Fidelity® Municipal Income 2015 Fund (FMLCX), Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), Fidelity Municipal Income 2021 Fund (FOCFX),
and Fidelity Municipal Income 2023 Fund (FCHPX)

Fidelity Municipal Income 2015 Fund is a Class of shares of Fidelity Municipal Income 2015 Fund,
Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund,
Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund is a Class of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DMIB-15-01  June 1, 2015
1.933382.102

The following information replaces similar information found in the "Description of the Trust" section on page 47.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2015 Fund	FAMPX	FAMIX
Fidelity Advisor Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX
Fidelity Advisor Municipal Income 2023 Fund	FSODX	FSWTX

Fidelity Advisor Municipal Income 2015 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2015 Fund; Fidelity Advisor Municipal Income 2017 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2019 Fund; Fidelity Advisor Municipal Income 2021 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2021 Fund; and Fidelity Advisor Municipal Income 2023 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces the similar information found in the "Description of the Trust" section on page 48.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ADMI-ADMIIB-15-01  June 1, 2015
1.933383.102

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASDII-15-01  June 1, 2015
1.805078.121

Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 50.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

SDIB-15-01  June 1, 2015
1.796004.118

Supplement to the

Fidelity Advisor® Strategic Dividend & Income® Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in the "Description of the Trust" section on page 52.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ASDI-ASDIIB-15-01  June 1, 2015
1.795998.116

Supplement to the

Fidelity® Tax-Free Bond Fund (FTABX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

The following information replaces similar information found in the "Description of the Trust" section on page 44.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

SFBB-15-01  June 1, 2015
1.774661.113

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Institutional Class (FIPBX) and Fidelity Advantage® Institutional Class (FIPDX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 42.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

PIB-I-PIB-AIB-15-01  June 1, 2015
1.9859498.102

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Investor Class (FSIQX) and Fidelity Advantage® Class (FSIYX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 43.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

PIB-PIB-AB-15-01  June 1, 2015
1.9859497.102